Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
EQUITY
Common shares, shares issued (in shares)	93,414,672	80,579,295
Common shares, shares outstanding (in shares)	93,414,672	80,579,295
Common shares, par value (in dollars per share)	$ 1	$ 1